Change in accounting policy (Detail) - Adjustments to Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Previously Reported [Member]
Statement Line Items [Line Items]
Exploration and evaluation	$ 651,062	$ 600,381	$ 36,191
Mineral properties, net book value	34,844	34,670	37,988
Net decrease in assets		329,947
Deferred income taxes			(65,431)
Net decrease in liabilities		(63,988)
Non-controlling interest			(160,379)
Net decrease in equity		(180,370)
Adjustment [Member]
Statement Line Items [Line Items]
Exploration and evaluation	(102,702)	(53,050)	(30,991)
Mineral properties, net book value	(18,546)	(17,884)	(23,145)
Plant and equipment, net book value		598
Net decrease in assets	(120,650)	(70,336)	(54,136)
Deferred income taxes		21,888	20,572
Net decrease in liabilities	25,037	21,888	20,572
Non-controlling interest		14,284	13,426
Net decrease in equity	(79,274)	(34,164)	(20,138)
Restated [Member]
Statement Line Items [Line Items]
Exploration and evaluation	548,360	547,331	5,200
Mineral properties, net book value	$ 16,298	16,786	14,843
Plant and equipment, net book value		330,545
Deferred income taxes		(42,100)	(44,859)
Non-controlling interest		$ (166,086)	$ (146,953)